Commitments - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies [abstract]
Nitrogen to be supplied	$ 1,451,362	$ 1,617,167